Inventories and pre-publication costs - Summary of inventories and pre-publication cost (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories and pre-publication costs
Raw materials	£ 3	£ 2
Pre-publication costs	264	218
Finished goods	42	33
Total	£ 309	£ 253